Schedule of Investments (unaudited)
January 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Data Center REITs — 6.9%
Digital Core REIT Management Pte. Ltd.	3,900	$2,158
Digital Realty Trust Inc.	1,495	244,971
Equinix Inc.	414	378,255
Keppel DC REIT	5,212	8,406
		633,790
Diversified Real Estate Activities — 4.7%
Allreal Holding AG, Registered	73	13,667
City Developments Ltd.	2,500	9,268
Heiwa Real Estate Co. Ltd.	100	2,912
Mitsubishi Estate Co. Ltd.	6,100	88,639
Mitsui Fudosan Co. Ltd.	14,400	129,971
New World Development Co. Ltd.(a)	10,000	5,366
Nomura Real Estate Holdings Inc.	500	13,289
Peach Property Group AG(b)	94	852
Sumitomo Realty & Development Co. Ltd.	2,200	76,018
Sun Hung Kai Properties Ltd.	7,215	64,497
Tokyo Tatemono Co. Ltd.	1,000	15,421
UOL Group Ltd.	2,700	10,070
		429,970
Diversified REITs — 6.1%
Abrdn Property Income Trust Ltd.	1,956	165
Activia Properties Inc.	3	6,528
AEW U.K. REIT PLC	813	1,028
Alexander & Baldwin Inc.	341	6,087
American Assets Trust Inc.	280	6,798
Argosy Property Ltd.	4,323	2,475
Armada Hoffler Properties Inc.	397	3,883
British Land Co. PLC (The)	7,065	32,860
Broadstone Net Lease Inc.	875	13,773
Charter Hall Long Wale REIT	3,326	7,965
Covivio SA/France	327	17,378
Custodian Property Income REIT PLC	2,010	1,888
Daiwa House REIT Investment Corp.	12	18,881
Empire State Realty Trust Inc., Class A	1,114	10,650
Essential Properties Realty Trust Inc.	752	24,139
Global Net Lease Inc.	986	7,089
GPT Group (The)	10,774	30,586
Growthpoint Properties Australia Ltd.	1,478	2,200
H&R Real Estate Investment Trust	1,347	8,666
Hankyu Hanshin REIT Inc.	5	4,126
Heiwa Real Estate REIT Inc.	5	4,128
Hulic REIT Inc.	5	4,566
ICADE	165	3,880
KDX Realty Investment Corp.	20	19,970
Land Securities Group PLC	4,367	31,494
LondonMetric Property PLC	10,111	23,261
Mapletree Pan Asia Commercial Trust	14,400	12,754
Merlin Properties SOCIMI SA	2,606	30,032
Mirai Corp.	9	2,405
Mirvac Group	20,278	24,531
Mori Trust REIT Inc.	15	6,118
Nippon REIT Investment Corp.	8	4,197
Nomura Real Estate Master Fund Inc.	22	21,188
NTT UD REIT Investment Corp.	7	5,960
OUE REIT	12,600	2,724
Picton Property Income Ltd.	2,436	1,969
Schroder REIT Ltd.	3,483	1,990
Sekisui House REIT Inc.	24	12,269
SK REITs Co. Ltd.	866	2,917
Star Asia Investment Corp.	12	3,997
Security	Shares	Value
Diversified REITs (continued)
Stockland	12,354	$39,138
Stoneweg European REIT	1,800	2,912
Stride Property Group	2,178	1,578
Sunlight REIT	4,000	956
Suntec REIT(a)	11,000	9,606
Takara Leben Real Estate Investment Corp.	3	1,712
Tokyu REIT Inc.	4	4,186
United Urban Investment Corp.	17	16,464
WP Carey Inc.	1,082	60,495
		564,562
Health Care Facilities — 0.2%
Chartwell Retirement Residences	1,253	13,838
Health Care REITs — 9.4%
Aedifica SA	231	13,917
Alexandria Real Estate Equities Inc.	1,042	101,439
Assura PLC	13,152	6,137
Care Reit PLC, Class B	1,951	2,057
CareTrust REIT Inc.	661	17,516
Cofinimmo SA	184	10,374
Health Care & Medical Investment Corp.	1	683
Healthcare Realty Trust Inc., Class A	1,687	28,257
HealthCo REIT	1,419	883
Healthpeak Properties Inc.	3,414	70,533
Life Science Reit PLC	2,822	1,190
LTC Properties Inc.	201	6,914
Medical Properties Trust Inc.(a)	2,307	10,820
National Health Investors Inc.	204	13,894
NorthWest Healthcare Properties REIT	829	2,578
Omega Healthcare Investors Inc.	1,105	40,951
Parkway Life REIT	1,300	3,694
Primary Health Properties PLC	5,893	6,883
Sabra Health Care REIT Inc.	1,056	17,646
Target Healthcare REIT PLC	2,807	3,018
Ventas Inc.	1,818	109,844
Welltower Inc.	2,877	392,653
		861,881
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT Inc.	1,134	17,509
CapitaLand Ascott Trust	13,080	8,598
CDL Hospitality Trusts	6,500	4,128
DiamondRock Hospitality Co.	1,023	8,982
Far East Hospitality Trust	2,700	1,202
Hoshino Resorts REIT Inc.	3	4,002
Host Hotels & Resorts Inc.	4,200	70,182
Hotel Property Investments Ltd.	446	1,036
Invincible Investment Corp.	38	16,570
Japan Hotel REIT Investment Corp.	25	11,577
Park Hotels & Resorts Inc.	1,079	14,556
Pebblebrook Hotel Trust	628	8,246
RLJ Lodging Trust	816	7,956
Ryman Hospitality Properties Inc.	255	26,734
Summit Hotel Properties Inc.	465	3,120
Sunstone Hotel Investors Inc.	995	11,273
Xenia Hotels & Resorts Inc.	524	7,839
		223,510
Industrial REITs — 14.1%
AIMS APAC REIT	3,847	3,648
Americold Realty Trust Inc.	1,336	29,192
ARGAN SA, NVS	66	4,358
CapitaLand Ascendas REIT	16,200	30,713

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Centuria Industrial REIT	2,527	$4,580
CRE Logistics REIT Inc.	4	3,877
Dexus Industria REIT	870	1,467
Dream Industrial REIT	1,362	10,946
EastGroup Properties Inc.	247	41,896
ESR Kendall Square REIT Co. Ltd.	882	2,805
ESR-LOGOS REIT	34,000	6,505
First Industrial Realty Trust Inc.	685	36,572
Frasers Logistics & Commercial Trust	15,000	9,730
GLP J-REIT	25	20,471
Goodman Group	8,504	189,640
Goodman Property Trust	4,731	5,565
Granite Real Estate Investment Trust	339	16,372
Industrial & Infrastructure Fund Investment Corp.	11	8,215
Innovative Industrial Properties Inc.	120	8,602
Japan Logistics Fund Inc.	15	8,686
LaSalle Logiport REIT	10	9,241
LXP Industrial Trust	1,678	13,961
Mapletree Industrial Trust	8,100	12,488
Mapletree Logistics Trust	19,400	17,336
Mitsubishi Estate Logistics REIT Investment Corp.	3	6,876
Mitsui Fudosan Logistics Park Inc.	18	11,839
Montea NV	106	7,326
Nippon Prologis REIT Inc.	14	21,351
Prologis Inc.	4,331	516,472
Rexford Industrial Realty Inc.	1,063	43,222
Segro PLC	7,997	70,706
SOSiLA Logistics REIT Inc.	4	2,849
STAG Industrial Inc.	944	32,266
Terreno Realty Corp.	483	31,598
Tritax Big Box REIT PLC	13,484	24,426
Urban Logistics REIT PLC	2,842	3,862
Warehouse REIT PLC	1,527	1,515
Warehouses De Pauw CVA	1,021	21,931
		1,293,105
Multi-Family Residential REITs — 9.4%
Advance Residence Investment Corp.	14	12,885
Apartment Investment & Management Co., Class A	694	6,274
AvalonBay Communities Inc.	821	181,860
Boardwalk REIT	213	9,182
Camden Property Trust	556	63,223
Canadian Apartment Properties REIT	843	23,497
Care Property Invest NV	152	1,762
Centerspace	70	4,252
Comforia Residential REIT Inc.	4	6,996
Daiwa Securities Living Investments Corp.	11	6,341
Elme Communities	607	9,263
Empiric Student Property PLC	3,267	3,399
Equity Residential	2,181	154,044
Essex Property Trust Inc.	352	100,169
Home Invest Belgium SA, NVS	53	1,009
Independence Realty Trust Inc.	1,209	23,225
Ingenia Communities Group	2,023	7,129
InterRent REIT	732	4,921
Irish Residential Properties REIT PLC	2,940	2,852
Killam Apartment REIT	601	6,836
Mid-America Apartment Communities Inc.	624	95,210
NexPoint Residential Trust Inc.	113	4,461
Nippon Accommodations Fund Inc.	3	11,282
Samty Residential Investment Corp.	3	1,803
Starts Proceed Investment Corp.	1	1,131
Triple Point Social Housing REIT PLC(c)	1,630	1,181
Security	Shares	Value
Multi-Family Residential REITs (continued)
UDR Inc.	1,849	$77,177
UNITE Group PLC (The)	2,376	25,166
Veris Residential Inc.	568	9,054
Xior Student Housing NV	204	6,514
		862,098
Office REITs — 6.9%
Abacus Group	2,336	1,663
Allied Properties REIT	709	8,479
Brandywine Realty Trust	1,147	6,297
BXP Inc.	1,233	90,182
Centuria Office REIT	2,745	1,987
Champion REIT	17,000	3,622
CLS Holdings PLC	916	818
COPT Defense Properties	456	13,425
Cousins Properties Inc.	1,344	41,032
Cromwell Property Group	6,291	1,516
Daiwa Office Investment Corp.	3	5,691
Derwent London PLC	903	21,956
Dexus	5,261	23,466
Douglas Emmett Inc.	799	14,670
Easterly Government Properties Inc., Class A	545	6,191
Gecina SA	426	41,588
Global One Real Estate Investment Corp.	4	2,714
Great Portland Estates PLC	3,059	10,942
Helical PLC	1,040	2,326
Highwoods Properties Inc.	619	18,440
Ichigo Office REIT Investment Corp.	5	2,671
Inmobiliaria Colonial SOCIMI SA	2,669	15,060
Japan Excellent Inc.	8	6,465
Japan Prime Realty Investment Corp.	5	11,011
Japan Real Estate Investment Corp.	40	28,181
JBG SMITH Properties	592	9,182
JR Global REIT	955	1,612
Keppel REIT	17,700	11,104
Kilroy Realty Corp.	850	33,167
Mori Hills REIT Investment Corp.	10	8,089
Nippon Building Fund Inc.	40	31,851
NSI NV	170	3,857
One REIT Inc.	1	1,558
Orix JREIT Inc.	13	14,424
Paramount Group Inc.	1,503	7,350
Piedmont Office Realty Trust Inc., Class A	1,132	9,894
Precinct Properties Group	6,115	4,243
Prosperity REIT	9,000	1,423
Regional REIT Ltd.(c)	787	1,146
Sankei Real Estate Inc.	3	1,598
Shinhan Alpha REIT Co. Ltd.	805	3,193
SL Green Realty Corp.	564	38,008
Vornado Realty Trust	1,497	64,760
Workspace Group PLC	833	4,835
		631,687
Other Specialized REITs — 4.2%
Arena REIT	1,626	3,892
Charter Hall Social Infrastructure REIT	1,579	2,519
EPR Properties	336	15,490
Four Corners Property Trust Inc.	330	9,052
Gaming and Leisure Properties Inc.	1,247	60,342
Iron Mountain Inc.	1,112	112,946
Safehold Inc.	374	6,062
VICI Properties Inc., Class A	5,984	178,144
		388,447

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Development — 0.2%
Lifestyle Communities Ltd.	549	$3,316
Sino Land Co. Ltd.	18,000	17,263
		20,579
Real Estate Operating Companies — 7.5%
Abrdn European Logistics Income PLC(c)	3,605	2,730
Aeon Mall Co. Ltd.	400	5,049
Amot Investments Ltd.	954	5,578
Aroundtown SA(b)	3,567	10,584
Atrium Ljungberg AB, Class B	361	6,385
Azrieli Group Ltd.	275	22,785
CA Immobilien Anlagen AG(a)	242	5,990
CapitaLand Investment Ltd./Singapore	11,700	21,063
Castellum AB(b)	2,768	30,021
Catena AB	264	11,500
Cibus Nordic Real Estate AB publ	262	4,248
Citycon OYJ	740	2,620
Corem Property Group AB, Class B	2,706	1,435
Deutsche EuroShop AG	94	1,853
Deutsche Wohnen SE	239	5,980
Dios Fastigheter AB	627	4,337
Entra ASA(b)(c)	476	4,929
Fabege AB	2,240	16,754
Fastighets AB Balder, Class B(b)	3,433	24,428
FastPartner AB, Class A	311	1,756
Grainger PLC	4,934	12,973
Grand City Properties SA(b)	348	4,018
Hongkong Land Holdings Ltd.	6,500	28,284
Hufvudstaden AB, Class A	987	10,988
Hulic Co. Ltd.	2,200	19,390
Hysan Development Co. Ltd.	4,000	5,784
Intershop Holding AG	27	4,044
Kennedy-Wilson Holdings Inc.	670	6,064
Kojamo OYJ(b)	1,014	10,535
LEG Immobilien SE	389	32,057
Melisron Ltd.	126	11,920
Mobimo Holding AG, Registered	35	11,625
NP3 Fastigheter AB	138	3,280
Nyfosa AB	1,031	10,578
Pandox AB, Class B	528	9,643
Platzer Fastigheter Holding AB, Class B	498	3,840
PSP Swiss Property AG, Registered	222	32,794
Sagax AB, Class B	1,379	30,350
Samhallsbyggnadsbolaget i Norden AB	5,264	2,667
Sirius Real Estate Ltd.	7,363	7,317
StorageVault Canada Inc., NVS	1,233	3,097
Swire Properties Ltd.	6,000	11,849
Swiss Prime Site AG, Registered	374	42,696
TAG Immobilien AG(b)	819	12,172
VGP NV	55	4,694
Vonovia SE	3,741	114,449
Wallenstam AB, Class B	1,893	8,172
Wharf Real Estate Investment Co. Ltd.	10,000	24,884
Wihlborgs Fastigheter AB	1,412	13,990
		684,179
Retail REITs — 17.9%
Acadia Realty Trust	497	11,451
AEON REIT Investment Corp.	9	7,268
Agree Realty Corp.	467	33,890
Ascencio	18	896
Brixmor Property Group Inc.	1,359	35,416
BWP Trust	2,619	5,496
Security	Shares	Value
Retail REITs (continued)
CapitaLand Integrated Commercial Trust	36,179	$51,644
Carmila SA	283	4,903
Charter Hall Retail REIT	2,379	4,778
Choice Properties REIT	1,290	11,468
Crombie REIT	465	4,300
Curbline Properties Corp.	450	11,011
Eurocommercial Properties NV	331	8,079
Federal Realty Investment Trust	398	43,235
First Capital Real Estate Investment Trust	977	11,173
Fortune REIT	6,000	3,081
Frasers Centrepoint Trust	5,500	8,632
Frontier Real Estate Investment Corp.	15	7,829
Fukuoka REIT Corp.	4	3,790
Getty Realty Corp.	235	7,287
Hamborner REIT AG	370	2,467
Hammerson PLC, NVS	2,521	8,915
HomeCo Daily Needs REIT	8,377	6,127
Immobiliare Grande Distribuzione SIIQ SpA(b)	336	1,014
InvenTrust Properties Corp.	299	8,892
Japan Metropolitan Fund Invest	32	19,480
Kimco Realty Corp.	3,056	68,607
Kite Realty Group Trust	984	22,780
Kiwi Property Group Ltd.	6,992	3,582
Klepierre SA	1,306	38,881
Lendlease Global Commercial REIT	9,300	3,785
Link REIT	14,200	58,671
LOTTE REIT Co. Ltd.	506	1,069
Macerich Co. (The)	1,216	25,268
Mercialys SA	547	6,005
NETSTREIT Corp.	319	4,619
NewRiver REIT PLC	1,171	1,109
NNN REIT Inc.	790	31,118
Paragon REIT	6,900	4,493
Phillips Edison & Co. Inc.	563	20,454
Prinmaris REIT	496	5,095
Realty Income Corp.	7,552	412,641
Regency Centers Corp.	852	61,208
Region RE Ltd.	5,471	7,347
Retail Estates NV	60	3,579
Retail Opportunity Investments Corp.	580	10,133
RioCan REIT	1,382	17,573
Scentre Group	26,410	59,768
Shaftesbury Capital PLC	7,114	10,904
Simon Property Group Inc.	1,706	296,605
SITE Centers Corp.	225	3,370
SmartCentres Real Estate Investment Trust	639	10,798
Starhill Global REIT	9,600	3,603
Supermarket Income REIT PLC	5,509	4,611
Tanger Inc.	796	26,125
Unibail-Rodamco-Westfield, New	652	54,590
Urban Edge Properties	556	11,309
Vicinity Ltd.	17,926	24,295
Waypoint REIT Ltd.	3,317	4,972
Wereldhave NV	346	5,248
		1,646,737
Self Storage REITs — 6.3%
Abacus Storage King	2,511	1,808
Big Yellow Group PLC	1,235	14,624
CubeSmart	1,319	55,002
Extra Space Storage Inc.	1,217	187,418
National Storage Affiliates Trust	415	15,417
National Storage REIT	7,238	10,004

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Self Storage REITs (continued)
Public Storage	941	$280,870
Safestore Holdings PLC	1,301	9,879
Shurgard Self Storage Ltd.	211	7,810
		582,832
Single-Family Residential REITs — 3.4%
American Homes 4 Rent, Class A	1,759	60,914
Equity LifeStyle Properties Inc.	974	63,748
Invitation Homes Inc.	3,251	101,269
PRS REIT PLC (The)	2,520	3,456
Sun Communities Inc.	651	82,351
		311,738
Total Long-Term Investments — 99.6% (Cost: $8,880,132)		9,148,953
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	31,978	31,994
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	10,000	$10,000
Total Short -Term Investments — 0.4% (Cost: $41,992)		41,994
Total Investments — 100.0% (Cost: $8,922,124)		9,190,947
Liabilities in Excess of Other Assets — (0.0)%		(3,468)
Net Assets — 100.0%		$9,187,479

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,212	$23,743 (a)	$—	$37	$2	$31,994	31,978	$340 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	336	—
				$37	$2	$41,994		$676	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	1	03/21/25	$36	$571
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Environmentally Aware Real Estate ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,377,302	$2,771,651	$—	$9,148,953
Short-Term Securities
Money Market Funds	41,994	—	—	41,994
	$6,419,296	$2,771,651	$—	$9,190,947
Derivative Financial Instruments(a)
Assets
Equity Contracts	$571	$—	$—	$571

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust